Consolidated Statements Of Stockholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Statement of Stockholders' Equity [Abstract]
Cash dividends declared per share	$ 0.96	$ 0.88	$ 0.80